Acquisitions (Schedule of allocation of purchase price to assets acquired and liabilities assumed) (Details) (USD $) In Thousands, unless otherwise specified	Aug. 15, 2013	Dec. 01, 2012	Jul. 14, 2014
MakerBot [Member]
Cash and cash equivalents	$ 3,405
Accounts receivable - Trade	878
Accounts receivable - Other	923
Deferred tax assets	5,964
Inventories	10,314
Property, plant and equipment	4,658
Goodwill	372,008
Intangible assets	168,386
Other non-current assets	7,068
Total assets acquired	573,604
Accounts payable & other liabilities	6,581
Unearned revenue	4,075
Deferred tax liabilities	69,120
Other non-current liabilities	178
Total liabilities assumed	79,954
Net assets acquired	493,650
Objet [Member]
Cash and cash equivalents		41,524
Restricted cash		845
Short-term bank deposit		30,062
Accounts receivable - Trade		23,633
Accounts receivable - Other		12,477
Prepaid expenses		1,011
Deferred tax assets		1,755
Inventories		40,364
Property, plant and equipment		15,475
Goodwill		797,063
Intangible assets		490,176
Other non-current assets		2,539
Total assets acquired		1,456,924
Accounts payable & other liabilities		49,876
Unearned revenue		8,674
Deferred tax liabilities		51,003
Other non-current liabilities		6,474
Total liabilities assumed		116,027
Net assets acquired		1,340,897
Solid Concepts Inc [Member]
Cash and cash equivalents			3,225
Accounts receivable			7,995
Inventories			2,391
Other assets			2,962
Property, plant and equipment			15,203
Other intangible assets			37,606
Goodwill			124,239
Total assets acquired			193,621
Accounts payable			3,055
Accrued expenses and other current liabilities			4,633
Total liabilities assumed			7,688
Non controlling interest			519
Net assets acquired			$ 185,414